Tyco International Finance S.A. (Tables)	12 Months Ended
Sep. 25, 2015
Condensed Financial Information Disclosure [Abstract]
Tyco International Finance S.A. Condensed Consolidating Financial Statements

	Tyco International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	—	$—	$9,902	$—	$9,902
Cost of product sales	—	—	—	4,072	—	4,072
Cost of services	—	—	—	2,198	—	2,198
Selling, general and administrative expenses	7	—	2	2,564	—	2,573
Restructuring and asset impairment charges, net	—	—	—	175	—	175
Operating (loss) income	(7)	—	(2)	893	—	884
Interest income	—	—	—	15	—	15
Interest expense	—	—	(100)	(2)	—	(102)
Other (expense) income, net	—	—	(88)	6	—	(82)
Equity in net income of subsidiaries	557	591	674	—	(1,822)	—
Intercompany interest and fees	3	—	106	(109)	—	—
Income from continuing operations before income taxes	553	591	590	803	(1,822)	715
Income tax (benefit) expense	(2)	—	1	(99)	—	(100)
Income from continuing operations	551	591	591	704	(1,822)	615
Loss from discontinued operations, net of income taxes	—	—	—	(66)	—	(66)
Net income	551	591	591	638	(1,822)	549
Less: noncontrolling interest in subsidiaries net loss	—	—	—	(2)	—	(2)
Net income attributable to Tyco ordinary shareholders	$551	$591	$591	$640	$(1,822)	$551
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 25, 2015
($ in millions)

	Tyco International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$551	$591	$591	$638	$(1,822)	$549
Other comprehensive (loss) income, net of tax
Foreign currency translation	(540)	—	3	(543)	540	(540)
Defined benefit and post retirement plans	(67)	—	—	(67)	67	(67)
Unrealized loss on marketable securities and derivative instruments	(9)	—	—	(9)	9	(9)
Total other comprehensive (loss) income, net of tax	(616)	—	3	(619)	616	(616)
Comprehensive (loss) income	(65)	591	594	19	(1,206)	(67)
Less: comprehensive loss attributable to noncontrolling interests	—	—	—	(2)	—	(2)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	$(65)	$591	$594	$21	$(1,206)	$(65)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,332	$—	$10,332
Cost of product sales	—	—	4,250	—	4,250
Cost of services	—	—	2,297	—	2,297
Selling, general and administrative expenses	(7)	4	3,040	—	3,037
Separation costs	—	—	1	—	1
Restructuring and asset impairment charges, net	—	—	47	—	47
Operating income (loss)	7	(4)	697	—	700
Interest income	—	—	14	—	14
Interest expense	—	(95)	(2)	—	(97)
Other (expense) income, net	(6)	—	5	—	(1)
Equity in net income of subsidiaries	1,866	1,881	—	(3,747)	—
Intercompany interest and fees	(28)	105	(72)	(5)	—
Income from continuing operations before income taxes	1,839	1,887	642	(3,752)	616
Income tax expense (benefit)	1	(1)	(24)	—	(24)
Equity gain in earnings of unconsolidated subsidiaries			206	—	206
Income from continuing operations	1,840	1,886	824	(3,752)	798
(Loss) Income from discontinued operations, net of income taxes	(2)	—	1,038	5	1,041
Net income	1,838	1,886	1,862	(3,747)	1,839
Less: noncontrolling interest in subsidiaries net income	—	—	1	—	1
Net income attributable to Tyco ordinary shareholders	$1,838	$1,886	$1,861	$(3,747)	$1,838
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income	$1,838	$1,886	$1,862	$(3,747)	$1,839
Other comprehensive loss, net of tax
Foreign currency translation	(174)	—	(174)	174	(174)
Defined benefit and post retirement plans	(64)	—	(64)	64	(64)
Total other comprehensive loss, net of tax	(238)	—	(238)	238	(238)
Comprehensive income	1,600	1,886	1,624	(3,509)	1,601
Less: comprehensive income attributable to noncontrolling interests	—	—	1	—	1
Comprehensive income attributable to Tyco ordinary shareholders	$1,600	$1,886	$1,623	$(3,509)	$1,600
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net revenue	$—	$—	$10,058	$—	$10,058
Cost of product sales	—	—	3,985	—	3,985
Cost of services	—	—	2,404	—	2,404
Selling, general and administrative expenses	11	1	2,826	—	2,838
Separation costs	3	—	5	—	8
Restructuring and asset impairment charges, net	—	—	111	—	111
Operating (loss) income	(14)	(1)	727	—	712
Interest income	2	—	14	—	16
Interest expense	(1)	(95)	(4)	—	(100)
Other (expense) income, net	(31)	—	2	—	(29)
Equity in net (loss) income of subsidiaries	(12,666)	2,563	—	10,103	—
Intercompany interest and fees	13,248	122	(13,362)	(8)	—
Income (loss) from continuing operations before income taxes	538	2,589	(12,623)	10,095	599
Income tax expense	(2)	(2)	(104)	—	(108)
Equity loss in earnings of unconsolidated subsidiaries	—	—	(48)	—	(48)
Income (loss) from continuing operations	536	2,587	(12,775)	10,095	443
Income from discontinued operations, net of income taxes	—	—	82	8	90
Net income (loss)	536	2,587	(12,693)	10,103	533
Less: noncontrolling interest in subsidiaries net loss	—	—	(3)	—	(3)
Net income (loss) attributable to Tyco ordinary shareholders	$536	$2,587	$(12,690)	$10,103	$536
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$536	$2,587	$(12,693)	$10,103	$533
Other comprehensive income (loss), net of tax
Foreign currency translation	(100)	—	(100)	100	(100)
Defined benefit and post retirement plans	79	—	79	(79)	79
Total other comprehensive loss, net of tax	(21)	—	(21)	21	(21)
Comprehensive income (loss)	515	2,587	(12,714)	10,124	512
Less: comprehensive loss attributable to noncontrolling interests	—	—	(3)	—	(3)
Comprehensive income (loss) attributable to Tyco ordinary shareholders	$515	$2,587	$(12,711)	$10,124	$515
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 25, 2015
($ in millions)

	Tyco International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$—	$1,401	$—	$1,401
Accounts receivable, net	—	—	—	1,775	—	1,775
Inventories	—	—	—	627	—	627
Intercompany receivables	15	—	332	6,508	(6,855)	—
Prepaid expenses and other current assets	—	—	63	713	—	776
Deferred income taxes	—	—	—	62	—	62
Assets held for sale	—	—	—	12	—	12
Total current assets	15	—	395	11,098	(6,855)	4,653
Property, plant and equipment, net	—	—	—	1,189	—	1,189
Goodwill	—	—	—	4,236	—	4,236
Intangible assets, net	—	—	—	871	—	871
Investment in subsidiaries	10,885	11,148	16,001	—	(38,034)	—
Intercompany loans receivable	—	—	2,942	5,066	(8,008)	—
Other assets	1	—	44	1,327	—	1,372
Total Assets	$10,901	$11,148	$19,382	$23,787	$(52,897)	$12,321
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$967	$20	$—	$987
Accounts payable	1	—	—	784	—	785
Accrued and other current liabilities	88	—	61	1,537	—	1,686
Deferred revenue	—	—	—	382	—	382
Intercompany payables	3,616	—	2,892	347	(6,855)	—
Liabilities held for sale	—	—	—	5	—	5
Total current liabilities	3,705	—	3,920	3,075	(6,855)	3,845
Long-term debt	—	—	2,158	1	—	2,159
Intercompany loans payable	3,155	—	1,911	2,942	(8,008)	—
Deferred revenue	—	—	—	303	—	303
Other liabilities	—	—	245	1,693	—	1,938
Total Liabilities	6,860	—	8,234	8,014	(14,863)	8,245
Tyco Shareholders' Equity:
Ordinary shares	4	—	—	—	—	4
Other shareholders' equity	4,037	11,148	11,148	15,738	(38,034)	4,037
Total Tyco Shareholders' Equity	4,041	11,148	11,148	15,738	(38,034)	4,041
Nonredeemable noncontrolling interest	—	—	—	35	—	35
Total Equity	4,041	11,148	11,148	15,773	(38,034)	4,076
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$10,901	$11,148	$19,382	$23,787	$(52,897)	$12,321
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$892	$—	$892
Accounts receivable, net	—	—	1,734	—	1,734
Inventories	—	—	625	—	625
Intercompany receivables	18	245	8,102	(8,365)	—
Prepaid expenses and other current assets	7	62	982	—	1,051
Deferred income taxes	—	—	304	—	304
Assets held for sale	—	—	180	—	180
Total current assets	25	307	12,819	(8,365)	4,786
Property, plant and equipment, net	—	—	1,262	—	1,262
Goodwill	—	—	4,122	—	4,122
Intangible assets, net	—	—	712	—	712
Investment in subsidiaries	12,738	16,202	—	(28,940)	—
Intercompany loans receivable	—	3,693	5,346	(9,039)	—
Other assets	26	4	897	—	927
Total Assets	$12,789	$20,206	$25,158	$(46,344)	$11,809
Liabilities and Equity
Current Liabilities:
Loans payable and current maturities of long-term debt	$—	$—	$20	$—	$20
Accounts payable	1	—	824	—	825
Accrued and other current liabilities	191	23	1,900	—	2,114
Deferred revenue	—	—	400	—	400
Intercompany payables	3,517	4,593	255	(8,365)	—
Liabilities held for sale	—	—	118	—	118
Total current liabilities	3,709	4,616	3,517	(8,365)	3,477
Long-term debt	—	1,441	2	—	1,443
Intercompany loans payable	4,180	1,888	2,971	(9,039)	—
Deferred revenue	—	—	335	—	335
Other liabilities	253	—	1,618	—	1,871
Total Liabilities	8,142	7,945	8,443	(17,404)	7,126
Redeemable noncontrolling interest	—	—	13	—	13
Tyco Shareholders' Equity:
Ordinary shares	208	—	—	—	208
Ordinary shares held in treasury	—	—	(2,515)	—	(2,515)
Other shareholders' equity	4,439	12,261	19,194	(28,940)	6,954
Total Tyco Shareholders' Equity	4,647	12,261	16,679	(28,940)	4,647
Nonredeemable noncontrolling interest	—	—	23	—	23
Total Equity	4,647	12,261	16,702	(28,940)	4,670
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$12,789	$20,206	$25,158	$(46,344)	$11,809
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 25, 2015
($ in millions)

	Tyco International Plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$159	$—	$(1,568)	$1,951	$—	$542
Net cash used in discontinued operating activities	—	—	—	(3)	—	(3)
Cash Flows From Investing Activities:
Capital expenditures	—	—	—	(246)	—	(246)
Proceeds from disposal of assets	—	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	—	(583)	—	(583)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	—	(18)	—	(18)
Divestiture of businesses, net of cash divested	—	—	—	3	—	3
Net increase in intercompany loans	—	—	(41)	—	41	—
Increase in investment in subsidiaries	—	—	(3)	—	3	—
Sales and maturities of investments	—	—	4	284	—	288
Purchases of investments	—	—	(1)	(289)	—	(290)
Increase in restricted cash	—	—	—	(20)	—	(20)
Other	—	—	—	(1)	—	(1)
Net cash used in investing activities	—	—	(41)	(865)	44	(862)
Net cash used in discontinued investing activities	—	—	—	(37)	—	(37)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	—	—	363	1	—	364
Repayments of short-term debt	—	—	(363)	(1)	—	(364)
Proceeds from issuance of long-term debt	—	—	2,058	1		2,059
Repayment of long-term debt	—		(445)	—	—	(445)
Proceeds from exercise of share options	85	—	—	7	—	92
Dividends paid	(324)	—	—	—	—	(324)
Repurchase of ordinary shares by treasury	—	—	—	(417)	—	(417)
Net intercompany loan borrowings (repayments)	83	—	—	(42)	(41)	—
Increase in equity from parent	—	—	—	3	(3)	—
Transfer to discontinued operations	—	—	—	(40)	—	(40)
Payment of contingent consideration	—	—	—	(24)		(24)
Other	(3)	—	(4)	(32)	—	(39)
Net cash (used in) provided by financing activities	(159)	—	1,609	(544)	(44)	862
Net cash provided by discontinued financing activities	—	—	—	40	—	40
Effect of currency translation on cash	—	—	—	(33)	—	(33)
Net increase in cash and cash equivalents	—	—	—	509	—	509
Cash and cash equivalents at beginning of period	—	—	—	892	—	892
Cash and cash equivalents at end of period	$—	$—	$—	$1,401	$—	$1,401
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 26, 2014
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(205)	$592	$442	$—	$829
Net cash provided by discontinued operating activities	—	—	83	—	83
Cash Flows From Investing Activities:
Capital expenditures	—	—	(288)	—	(288)
Proceeds from disposal of assets	—	—	10	—	10
Acquisition of businesses, net of cash acquired	—	—	(65)	—	(65)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(25)	—	(25)
Divestiture of businesses, net of cash divested	—	—	1	—	1
Net increase in intercompany loans	—	(521)	—	521	—
Increase (decrease) in investment in subsidiaries	(4)	(9)	4	9	—
Sales and maturities of investments	—	—	283	—	283
Purchases of investments	—	(62)	(324)	—	(386)
Sale of equity investment	—	—	250	—	250
Decrease in restricted cash	—	—	3	—	3
Other	—	—	(4)	—	(4)
Net cash used in investing activities	(4)	(592)	(155)	530	(221)
Net cash provided by discontinued investing activities	—	—	1,789	—	1,789
Cash Flows From Financing Activities:
Proceeds from issuance of short term debt	—	830	—	—	830
Repayment of short term debt	—	(830)	(1)	—	(831)
Proceeds from exercise of share options	—	—	91	—	91
Dividends paid	(311)	—	—	—	(311)
Repurchase of ordinary shares by treasury	—	—	(1,833)	—	(1,833)
Net intercompany loan borrowings	520	—	1	(521)	—
Increase in equity from parent	—	—	9	(9)	—
Purchase of noncontrolling interest	—	—	(66)	—	(66)
Transfer from discontinued operations	—	—	1,872	—	1,872
Other	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	209	—	62	(530)	(259)
Net cash used in discontinued financing activities	—	—	(1,872)	—	(1,872)
Effect of currency translation on cash	—	—	(20)	—	(20)
Net increase in cash and cash equivalents	—	—	329	—	329
Cash and cash equivalents at beginning of period	—	—	563	—	563
Cash and cash equivalents at end of period	$—	$—	$892	$—	$892
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 27, 2013
($ in millions)

	Tyco International Ltd.	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(251)	$452	$500	$—	$701
Net cash provided by discontinued operating activities	—	—	149	—	149
Cash Flows From Investing Activities:
Capital expenditures	—	—	(269)	—	(269)
Proceeds from disposal of assets	—	—	5	—	5
Acquisition of businesses, net of cash acquired	—	—	(229)	—	(229)
Acquisition of dealer generated customer accounts and bulk account purchases	—	—	(19)	—	(19)
Divestiture of businesses, net of cash divested	—	—	17	—	17
Intercompany dividend from subsidiary	—	32	—	(32)	—
Net increase in intercompany loans	—	(431)	—	431	—
Decrease in investment in subsidiaries	—	8	—	(8)	—
Sales and maturities of investments	—	—	182	—	182
Purchases of investments	—	—	(227)	—	(227)
Increase in restricted cash	—	—	(8)	—	(8)
Other	—	—	4	—	4
Net cash used in investing activities	—	(391)	(544)	391	(544)
Net cash used in discontinued investing activities	—	—	(111)	—	(111)
Cash Flows From Financing Activities:
Proceeds from issuance of short term debt	—	475	—	—	475
Repayment of short term debt	—	(475)	(30)	—	(505)
Proceeds from exercise of share options	—	—	153	—	153
Dividends paid	(288)	—	—	—	(288)
Intercompany dividend to parent	—	—	(32)	32	—
Repurchase of ordinary shares by treasury	—	—	(300)	—	(300)
Net intercompany loan borrowings (repayments)	449	—	(18)	(431)	—
Decrease in equity from parent	—	—	(8)	8	—
Transfer from (to) discontinued operations	90	(61)	39	—	68
Other	—	—	(30)	—	(30)
Net cash provided by (used in) financing activities	251	(61)	(226)	(391)	(427)
Net cash used in discontinued financing activities	—	—	(68)	—	(68)
Effect of currency translation on cash	—	—	(11)	—	(11)
Net decrease in cash and cash equivalents	—	—	(311)	—	(311)
Less: net increase in cash and cash equivalents related to discontinued operations	—	—	(30)	—	(30)
Cash and cash equivalents at beginning of period	—	—	844	—	844
Cash and cash equivalents at end of period	$—	$—	$563	$—	$563